Securitization Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing assets	¥ 14,562	¥ 11,533
Increase in servicing assets	4,224	2,505
Amortization of servicing assets	3,045	2,416
Foreign currency translation effects on servicing assets	1,850	(133)
Fair value of servicing assets	¥ 19,376	¥ 13,826